Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
10.0625% Exchangeable Subordinated Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate		10.0625%	10.0625%
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%	7.375%	7.375%
Notes maturity, year		20 years
Maturity period	20 Year	2020	2020
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate		7.125%	7.125%
Notes maturity, year		30 years
Maturity period		2030	2030